Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2015 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2015 Fund - Class K
Bar Chart Table:
Annual Return 2019	16.65%
Annual Return 2020	12.09%
Annual Return 2021	7.01%
Annual Return 2022	(15.05%)
Annual Return 2023	11.35%